Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 1,440	€ 3,114
Additions of property plant and equipment pending of payment	441	719
Contractual commitment for property plant and equipment	95	335
Property plant and equipment pledged as security	24,789	24,789
Leasehold improvement	23,530	23,537
Property, plant and equipment fully depreciated assets still in use	3,609	385
Impairment losses on non current assets	€ 26,755	23,690
Impairment of tangible assets		376
Arlington Texas
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment		€ 3,114